Capitalized Software Development Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Capitalized Software Development Costs (Details) [Line Items]
Capitalized software development costs	$ 1,761,396	$ 927,176	$ 2,397,994
Amortization	0	0
Capitalized Software Development Costs [Member]
Capitalized Software Development Costs (Details) [Line Items]
Capitalized software development costs	$ 834,220	$ 672,319